American Century Investments®
Quarterly Portfolio Holdings
Balanced Fund
July 31, 2023

Balanced Fund - Schedule of Investments
JULY 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 61.8%
Aerospace and Defense — 0.6%
Lockheed Martin Corp.	12,676	5,658,186
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., Class B	25,475	4,767,137
Automobile Components — 0.5%
Aptiv PLC(1)	43,113	4,720,442
Automobiles — 0.8%
Tesla, Inc.(1)	26,217	7,011,212
Banks — 2.0%
Bank of America Corp.	160,640	5,140,480
JPMorgan Chase & Co.	54,774	8,652,101
Regions Financial Corp.	183,759	3,743,171
		17,535,752
Beverages — 1.0%
PepsiCo, Inc.	45,405	8,511,621
Biotechnology — 1.3%
AbbVie, Inc.	42,343	6,333,666
Amgen, Inc.	14,564	3,410,160
Vertex Pharmaceuticals, Inc.(1)	5,885	2,073,521
		11,817,347
Broadline Retail — 1.5%
Amazon.com, Inc.(1)	101,339	13,546,998
Building Products — 1.0%
Johnson Controls International PLC	87,761	6,103,777
Masco Corp.	44,488	2,699,532
		8,803,309
Capital Markets — 2.7%
Ameriprise Financial, Inc.	10,051	3,502,271
BlackRock, Inc.	5,805	4,289,024
Charles Schwab Corp.	20,288	1,341,037
Intercontinental Exchange, Inc.	23,042	2,645,222
Morgan Stanley	95,350	8,730,246
S&P Global, Inc.	8,363	3,299,287
		23,807,087
Chemicals — 1.5%
Air Products & Chemicals, Inc.	10,120	3,089,940
Ecolab, Inc.	13,702	2,509,384
Linde PLC	18,779	7,336,392
		12,935,716
Communications Equipment — 0.7%
Cisco Systems, Inc.	125,318	6,521,549
Consumer Finance — 0.3%
American Express Co.	18,057	3,049,466
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	6,208	3,480,639
Kroger Co.	73,453	3,572,754
Sysco Corp.	72,042	5,497,525
Target Corp.	28,481	3,886,802
		16,437,720

Containers and Packaging — 0.3%
Ball Corp.	46,822	2,747,983
Distributors — 0.4%
LKQ Corp.	63,247	3,465,303
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	168,093	5,728,609
Electric Utilities — 1.1%
NextEra Energy, Inc.	128,393	9,411,207
Electrical Equipment — 0.7%
Eaton Corp. PLC	25,307	5,196,033
Generac Holdings, Inc.(1)	5,482	842,584
		6,038,617
Electronic Equipment, Instruments and Components — 1.0%
CDW Corp.	25,345	4,741,289
Keysight Technologies, Inc.(1)	26,734	4,306,313
		9,047,602
Energy Equipment and Services — 0.9%
Schlumberger NV	137,435	8,017,958
Entertainment — 0.6%
Electronic Arts, Inc.	15,329	2,090,109
Liberty Media Corp.-Liberty Formula One, Class C(1)	16,870	1,224,762
Walt Disney Co.(1)	26,705	2,373,808
		5,688,679
Financial Services — 1.8%
Mastercard, Inc., Class A	16,188	6,382,604
Visa, Inc., Class A	39,886	9,482,099
		15,864,703
Food Products — 0.5%
Mondelez International, Inc., Class A	59,067	4,378,637
Ground Transportation — 0.7%
Norfolk Southern Corp.	11,956	2,792,802
Uber Technologies, Inc.(1)	32,414	1,603,196
Union Pacific Corp.	7,881	1,828,550
		6,224,548
Health Care Equipment and Supplies — 0.4%
Intuitive Surgical, Inc.(1)	6,701	2,173,804
ResMed, Inc.	4,637	1,031,037
		3,204,841
Health Care Providers and Services — 2.8%
Cigna Group	25,749	7,598,530
CVS Health Corp.	58,536	4,372,054
Humana, Inc.	5,083	2,322,067
UnitedHealth Group, Inc.	20,624	10,443,375
		24,736,026
Hotels, Restaurants and Leisure — 0.6%
Airbnb, Inc., Class A(1)	10,200	1,552,338
Chipotle Mexican Grill, Inc.(1)	643	1,261,746
Starbucks Corp.	28,101	2,854,219
		5,668,303
Household Products — 0.9%
Colgate-Palmolive Co.	28,821	2,197,890
Procter & Gamble Co.	33,948	5,306,072
		7,503,962
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	22,572	4,381,902

Industrial REITs — 1.1%
Prologis, Inc.	74,976	9,353,256
Insurance — 1.4%
Marsh & McLennan Cos., Inc.	22,718	4,280,526
Prudential Financial, Inc.	34,521	3,330,931
Travelers Cos., Inc.	25,106	4,333,547
		11,945,004
Interactive Media and Services — 3.8%
Alphabet, Inc., Class A(1)	178,505	23,691,184
Meta Platforms, Inc., Class A(1)	31,477	10,028,572
		33,719,756
IT Services — 1.2%
Accenture PLC, Class A	18,574	5,875,885
International Business Machines Corp.	31,601	4,556,232
		10,432,117
Life Sciences Tools and Services — 1.6%
Agilent Technologies, Inc.	36,431	4,436,203
Danaher Corp.	18,542	4,729,323
Thermo Fisher Scientific, Inc.	9,378	5,145,333
		14,310,859
Machinery — 1.5%
Cummins, Inc.	17,421	4,543,397
Deere & Co.	7,144	3,069,062
Parker-Hannifin Corp.	7,252	2,973,393
Xylem, Inc.	22,103	2,492,113
		13,077,965
Oil, Gas and Consumable Fuels — 1.8%
ConocoPhillips	71,414	8,406,856
EOG Resources, Inc.	57,770	7,656,258
		16,063,114
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	91,743	5,705,497
Eli Lilly & Co.	5,348	2,430,933
Merck & Co., Inc.	46,189	4,926,057
Novo Nordisk A/S, B Shares	19,496	3,143,773
Zoetis, Inc.	24,369	4,583,565
		20,789,825
Semiconductors and Semiconductor Equipment — 4.6%
Advanced Micro Devices, Inc.(1)	39,379	4,504,958
Analog Devices, Inc.	28,489	5,684,410
Applied Materials, Inc.	47,491	7,199,161
ASML Holding NV	5,104	3,655,836
GLOBALFOUNDRIES, Inc.(1)	20,270	1,290,996
NVIDIA Corp.	40,390	18,873,843
		41,209,204
Software — 6.4%
Adobe, Inc.(1)	3,480	1,900,672
Cadence Design Systems, Inc.(1)	12,479	2,920,211
Microsoft Corp.	128,266	43,087,115
Salesforce, Inc.(1)	26,317	5,921,588
ServiceNow, Inc.(1)	2,340	1,364,220
Workday, Inc., Class A(1)	8,434	1,999,954
		57,193,760
Specialized REITs — 0.4%
Equinix, Inc.	4,113	3,331,201

Specialty Retail — 2.1%
CarMax, Inc.(1)	16,242	1,341,752
Home Depot, Inc.	28,540	9,527,793
TJX Cos., Inc.	64,005	5,538,353
Tractor Supply Co.	9,174	2,054,884
		18,462,782
Technology Hardware, Storage and Peripherals — 3.2%
Apple, Inc.	145,580	28,599,191
Textiles, Apparel and Luxury Goods — 0.3%
Deckers Outdoor Corp.(1)	5,106	2,776,081
TOTAL COMMON STOCKS (Cost $405,383,849)		548,496,537
U.S. TREASURY SECURITIES — 11.9%
U.S. Treasury Bonds, 5.00%, 5/15/37	200,000	223,355
U.S. Treasury Bonds, 1.375%, 11/15/40	200,000	130,984
U.S. Treasury Bonds, 4.375%, 5/15/41	1,400,000	1,446,648
U.S. Treasury Bonds, 3.25%, 5/15/42	2,100,000	1,837,541
U.S. Treasury Bonds, 3.375%, 8/15/42	1,800,000	1,601,719
U.S. Treasury Bonds, 2.75%, 11/15/42	1,400,000	1,128,805
U.S. Treasury Bonds, 4.00%, 11/15/42	2,800,000	2,727,813
U.S. Treasury Bonds, 3.875%, 2/15/43	3,300,000	3,153,563
U.S. Treasury Bonds, 2.875%, 5/15/43	1,300,000	1,064,451
U.S. Treasury Bonds, 3.875%, 5/15/43	3,100,000	2,963,891
U.S. Treasury Bonds, 3.75%, 11/15/43	600,000	561,059
U.S. Treasury Bonds, 3.00%, 11/15/44	600,000	496,570
U.S. Treasury Bonds, 2.50%, 2/15/45	1,500,000	1,135,166
U.S. Treasury Bonds, 2.875%, 5/15/49	500,000	402,090
U.S. Treasury Bonds, 2.25%, 8/15/49	700,000	494,484
U.S. Treasury Bonds, 2.375%, 11/15/49	2,400,000	1,742,531
U.S. Treasury Bonds, 3.00%, 8/15/52	600,000	495,996
U.S. Treasury Bonds, 4.00%, 11/15/52	5,900,000	5,896,312
U.S. Treasury Bonds, 3.625%, 2/15/53	400,000	373,188
U.S. Treasury Notes, 1.50%, 2/15/25(2)	1,500,000	1,419,785
U.S. Treasury Notes, 3.875%, 4/30/25	2,000,000	1,961,875
U.S. Treasury Notes, 2.875%, 6/15/25(2)	500,000	481,445
U.S. Treasury Notes, 2.625%, 12/31/25	200,000	190,637
U.S. Treasury Notes, 4.625%, 3/15/26	9,500,000	9,501,855
U.S. Treasury Notes, 3.625%, 5/15/26	5,900,000	5,756,188
U.S. Treasury Notes, 4.125%, 6/15/26	13,000,000	12,861,875
U.S. Treasury Notes, 0.875%, 6/30/26	200,000	180,512
U.S. Treasury Notes, 4.50%, 7/15/26	1,200,000	1,199,766
U.S. Treasury Notes, 1.625%, 10/31/26	100,000	91,559
U.S. Treasury Notes, 1.75%, 12/31/26	700,000	641,867
U.S. Treasury Notes, 1.125%, 2/29/28	1,000,000	871,875
U.S. Treasury Notes, 4.00%, 2/29/28	13,500,000	13,380,820
U.S. Treasury Notes, 1.25%, 4/30/28	3,600,000	3,145,219
U.S. Treasury Notes, 3.625%, 5/31/28	9,100,000	8,883,520
U.S. Treasury Notes, 4.00%, 6/30/28	1,500,000	1,488,047
U.S. Treasury Notes, 3.125%, 11/15/28	2,900,000	2,757,492
U.S. Treasury Notes, 1.875%, 2/28/29	1,500,000	1,331,279
U.S. Treasury Notes, 2.875%, 4/30/29	700,000	654,459
U.S. Treasury Notes, 3.875%, 11/30/29	700,000	690,361
U.S. Treasury Notes, 3.875%, 12/31/29	1,000,000	986,230
U.S. Treasury Notes, 3.50%, 1/31/30	2,600,000	2,510,168
U.S. Treasury Notes, 3.625%, 3/31/30	4,000,000	3,890,469

U.S. Treasury Notes, 3.75%, 5/31/30	2,700,000	2,646,422
U.S. Treasury Notes, 3.375%, 5/15/33	200,000	190,797
TOTAL U.S. TREASURY SECURITIES (Cost $109,785,358)		105,590,688
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 9.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 4.49%, (1-year H15T1Y plus 2.25%), 9/1/35	53,825	54,620
FHLMC, VRN, 4.76%, (12-month LIBOR plus 1.87%), 7/1/36	13,902	14,054
FHLMC, VRN, 4.20%, (1-year H15T1Y plus 2.14%), 10/1/36	50,910	51,889
FHLMC, VRN, 4.59%, (1-year H15T1Y plus 2.26%), 4/1/37	56,216	56,962
FHLMC, VRN, 4.69%, (12-month LIBOR plus 1.89%), 7/1/41	24,321	24,018
FHLMC, VRN, 3.15%, (12-month LIBOR plus 1.63%), 1/1/44	57,404	57,722
FHLMC, VRN, 5.51%, (12-month LIBOR plus 1.60%), 6/1/45	27,274	27,388
FHLMC, VRN, 5.32%, (12-month LIBOR plus 1.63%), 8/1/46	73,414	73,862
FHLMC, VRN, 3.07%, (12-month LIBOR plus 1.64%), 9/1/47	126,919	124,273
FNMA, VRN, 6.94%, (6-month LIBOR plus 1.57%), 6/1/35	22,910	23,257
FNMA, VRN, 6.94%, (6-month LIBOR plus 1.57%), 6/1/35	22,053	22,399
FNMA, VRN, 4.28%, (1-year H15T1Y plus 2.15%), 3/1/38	55,270	56,316
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	99,430	93,963
FNMA, VRN, 3.12%, (12-month LIBOR plus 1.61%), 4/1/47	53,711	50,727
FNMA, VRN, 3.20%, (12-month LIBOR plus 1.62%), 5/1/47	82,299	81,906
		813,356
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 9.5%
FHLMC, 3.00%, 1/1/50	1,697,472	1,488,996
FHLMC, 3.50%, 5/1/50	298,020	272,796
FHLMC, 2.50%, 5/1/51	1,999,158	1,694,977
FHLMC, 3.50%, 5/1/51	985,484	902,678
FHLMC, 3.00%, 7/1/51	762,795	671,787
FHLMC, 2.00%, 8/1/51	1,650,808	1,341,078
FHLMC, 2.50%, 8/1/51	1,817,024	1,536,528
FHLMC, 2.50%, 10/1/51	949,972	812,456
FHLMC, 3.00%, 12/1/51	1,171,207	1,027,225
FHLMC, 3.00%, 2/1/52	595,936	524,216
FHLMC, 3.50%, 5/1/52	1,285,308	1,177,225
FHLMC, 4.00%, 5/1/52	1,543,858	1,442,725
FHLMC, 4.00%, 5/1/52	1,135,225	1,069,529
FHLMC, 4.00%, 6/1/52	3,374,269	3,179,037
FHLMC, 5.00%, 7/1/52	702,609	692,171
FHLMC, 4.50%, 10/1/52	2,378,323	2,278,366
FHLMC, 4.50%, 10/1/52	1,751,886	1,678,308
FHLMC, 6.00%, 11/1/52	3,077,815	3,112,230
FHLMC, 5.50%, 12/1/52	495,642	493,846
FNMA, 2.00%, 5/1/36	857,278	762,073
FNMA, 2.00%, 1/1/37	1,147,528	1,015,668
FNMA, 4.50%, 9/1/41	134,988	132,472
FNMA, 3.50%, 5/1/42	649,855	605,362
FNMA, 3.50%, 6/1/42	217,582	202,684
FNMA, 3.00%, 2/1/50	257,231	227,228
FNMA, 2.50%, 6/1/50	974,406	829,530
FNMA, 2.50%, 12/1/50	947,364	800,942
FNMA, 2.50%, 2/1/51	2,502,557	2,126,367
FNMA, 3.00%, 6/1/51	134,118	119,512
FNMA, 2.50%, 12/1/51	1,094,793	924,878
FNMA, 2.50%, 2/1/52	601,222	510,138
FNMA, 3.00%, 2/1/52	1,128,766	992,908

FNMA, 2.00%, 3/1/52	2,963,578	2,413,049
FNMA, 2.50%, 3/1/52	1,371,888	1,168,678
FNMA, 3.00%, 3/1/52	2,059,907	1,825,360
FNMA, 3.00%, 4/1/52	464,027	408,198
FNMA, 3.50%, 4/1/52	747,143	678,085
FNMA, 4.00%, 4/1/52	1,465,473	1,375,796
FNMA, 4.00%, 4/1/52	654,878	617,183
FNMA, 4.00%, 4/1/52	480,590	449,707
FNMA, 2.50%, 5/1/52	18,400	15,568
FNMA, 3.00%, 5/1/52	1,179,574	1,047,340
FNMA, 3.50%, 5/1/52	2,076,843	1,887,934
FNMA, 3.50%, 5/1/52	1,833,321	1,663,320
FNMA, 3.50%, 5/1/52	1,767,751	1,624,865
FNMA, 4.00%, 5/1/52	1,976,830	1,849,119
FNMA, 3.00%, 6/1/52	517,632	459,658
FNMA, 4.50%, 7/1/52	1,532,706	1,468,289
FNMA, 5.00%, 8/1/52	3,379,836	3,306,137
FNMA, 4.50%, 9/1/52	827,178	803,157
FNMA, 5.00%, 9/1/52	1,011,476	996,450
FNMA, 5.50%, 10/1/52	1,652,517	1,642,498
FNMA, 5.50%, 1/1/53	2,765,914	2,758,250
FNMA, 6.50%, 1/1/53	2,803,939	2,861,134
GNMA, 5.50%, TBA	2,978,000	2,959,620
GNMA, 7.00%, 4/20/26	6,232	6,245
GNMA, 7.50%, 8/15/26	4,522	4,541
GNMA, 7.00%, 5/15/31	14,546	14,962
GNMA, 5.50%, 11/15/32	35,128	35,464
GNMA, 4.50%, 6/15/41	138,830	136,772
GNMA, 3.50%, 6/20/42	250,719	235,039
GNMA, 3.00%, 4/20/50	536,873	482,176
GNMA, 3.00%, 5/20/50	548,829	492,628
GNMA, 3.00%, 6/20/50	822,003	739,011
GNMA, 3.00%, 7/20/50	1,452,316	1,302,856
GNMA, 2.00%, 10/20/50	4,486,574	3,776,008
GNMA, 2.50%, 11/20/50	1,937,867	1,638,312
GNMA, 2.50%, 2/20/51	1,386,879	1,201,739
GNMA, 3.50%, 6/20/51	954,462	883,834
GNMA, 2.50%, 9/20/51	1,185,990	1,024,225
GNMA, 2.50%, 12/20/51	1,813,825	1,565,319
GNMA, 5.00%, 4/20/53	1,609,622	1,578,725
		84,043,187
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $88,779,155)		84,856,543
CORPORATE BONDS — 9.0%
Aerospace and Defense — 0.2%
Boeing Co., 5.81%, 5/1/50	318,000	320,162
Northrop Grumman Corp., 5.15%, 5/1/40	195,000	190,803
RTX Corp., 4.125%, 11/16/28	520,000	499,651
RTX Corp., 3.125%, 7/1/50	165,000	116,449
RTX Corp., 5.375%, 2/27/53	250,000	251,352
		1,378,417
Air Freight and Logistics†
GXO Logistics, Inc., 2.65%, 7/15/31	300,000	235,083
Automobiles — 0.2%
American Honda Finance Corp., 5.00%, 5/23/25	280,000	278,633

General Motors Financial Co., Inc., 2.75%, 6/20/25	700,000	663,967
Mercedes-Benz Finance North America LLC, 5.05%, 8/3/33(3)(4)	290,000	288,718
Toyota Motor Corp., 5.12%, 7/13/33	199,000	203,797
Toyota Motor Credit Corp., 4.55%, 5/17/30	490,000	480,152
		1,915,267
Banks — 1.5%
Banco Santander SA, VRN, 1.72%, 9/14/27	400,000	351,433
Bank of America Corp., VRN, 2.09%, 6/14/29	545,000	467,994
Bank of America Corp., VRN, 2.88%, 10/22/30	1,421,000	1,231,087
Bank of America Corp., VRN, 2.57%, 10/20/32	225,000	182,719
Bank of America Corp., VRN, 4.57%, 4/27/33	375,000	352,689
Barclays PLC, VRN, 2.28%, 11/24/27	267,000	237,717
BNP Paribas SA, VRN, 2.22%, 6/9/26(3)	330,000	308,539
BNP Paribas SA, VRN, 5.34%, 6/12/29(3)	295,000	292,701
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	350,000	345,209
Citigroup, Inc., VRN, 3.07%, 2/24/28	376,000	346,885
Citigroup, Inc., VRN, 3.52%, 10/27/28	178,000	165,307
Citigroup, Inc., VRN, 3.98%, 3/20/30	273,000	253,315
Citigroup, Inc., VRN, 4.41%, 3/31/31	120,000	112,880
Citigroup, Inc., VRN, 3.06%, 1/25/33	560,000	467,878
Cooperatieve Rabobank UA, 5.50%, 7/18/25	495,000	496,153
Credit Agricole SA, VRN, 4.00%, 1/10/33(3)	370,000	333,894
Danske Bank A/S, VRN, 1.55%, 9/10/27(3)	385,000	337,562
HSBC Holdings PLC, VRN, 0.73%, 8/17/24	320,000	319,121
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	415,000	337,209
Intesa Sanpaolo SpA, 6.625%, 6/20/33(3)	230,000	231,125
JPMorgan Chase & Co., 5.35%, 6/1/34	112,000	112,848
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	347,000	312,573
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	862,000	743,698
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	550,000	465,679
JPMorgan Chase & Co., VRN, 2.58%, 4/22/32	375,000	311,261
Lloyds Banking Group PLC, 5.99%, 8/7/27(4)	314,000	314,000
Mitsubishi UFJ Financial Group, Inc., VRN, 2.31%, 7/20/32	315,000	251,279
PNC Financial Services Group, Inc., VRN, 5.58%, 6/12/29	144,000	144,354
Royal Bank of Canada, 6.00%, 11/1/27	465,000	478,733
Societe Generale SA, VRN, 6.69%, 1/10/34(3)	286,000	294,477
Toronto-Dominion Bank, 2.45%, 1/12/32	290,000	237,454
Truist Bank, 3.625%, 9/16/25	250,000	236,607
Truist Bank, 3.30%, 5/15/26	460,000	428,314
Truist Bank, VRN, 2.64%, 9/17/29	270,000	250,399
U.S. Bancorp, VRN, 5.78%, 6/12/29	521,000	523,164
Wells Fargo & Co., VRN, 3.20%, 6/17/27	220,000	205,903
Wells Fargo & Co., VRN, 5.39%, 4/24/34	841,000	834,767
Wells Fargo & Co., VRN, 5.56%, 7/25/34	172,000	172,744
		13,489,671
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	840,000	815,154
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	410,000	388,966
Keurig Dr Pepper, Inc., 4.05%, 4/15/32	145,000	134,700
PepsiCo, Inc., 1.625%, 5/1/30	200,000	165,951
		1,504,771
Biotechnology — 0.3%
AbbVie, Inc., 4.40%, 11/6/42	515,000	457,717
Amgen, Inc., 4.05%, 8/18/29	740,000	703,522
Amgen, Inc., 5.25%, 3/2/33	633,000	631,988

Amgen, Inc., 5.65%, 3/2/53	615,000	617,294
		2,410,521
Building Products†
Trane Technologies Financing Ltd., 5.25%, 3/3/33	147,000	148,298
Capital Markets — 0.8%
Ameriprise Financial, Inc., 5.15%, 5/15/33	395,000	392,261
Bank of New York Mellon Corp., VRN, 4.95%, 4/26/27	375,000	370,822
Blue Owl Capital Corp., 3.40%, 7/15/26	72,000	65,027
Blue Owl Credit Income Corp., 3.125%, 9/23/26	183,000	159,864
Charles Schwab Corp., VRN, 5.85%, 5/19/34	298,000	307,304
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	199,000	194,577
Goldman Sachs Group, Inc., VRN, 1.43%, 3/9/27	478,000	428,841
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	714,000	637,231
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	484,000	450,886
Goldman Sachs Group, Inc., VRN, 1.99%, 1/27/32	225,000	177,332
Goldman Sachs Group, Inc., VRN, 3.10%, 2/24/33	220,000	185,453
Golub Capital BDC, Inc., 2.50%, 8/24/26	168,000	147,671
Macquarie Group Ltd., VRN, 5.89%, 6/15/34(3)	147,000	144,438
Morgan Stanley, VRN, 1.16%, 10/21/25	544,000	511,452
Morgan Stanley, VRN, 2.63%, 2/18/26	434,000	413,465
Morgan Stanley, VRN, 3.59%, (3-month LIBOR plus 1.34%), 7/22/28	65,000	60,571
Morgan Stanley, VRN, 5.12%, 2/1/29	118,000	116,851
Morgan Stanley, VRN, 5.16%, 4/20/29	311,000	307,841
Morgan Stanley, VRN, 2.70%, 1/22/31	540,000	461,108
Morgan Stanley, VRN, 2.51%, 10/20/32	460,000	371,129
Morgan Stanley, VRN, 5.42%, 7/21/34	172,000	171,930
Nasdaq, Inc., 5.55%, 2/15/34	261,000	263,459
Nasdaq, Inc., 5.95%, 8/15/53	116,000	118,451
UBS Group AG, VRN, 1.49%, 8/10/27(3)	319,000	279,838
		6,737,802
Chemicals†
CF Industries, Inc., 4.95%, 6/1/43	195,000	169,113
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 2.30%, 3/1/30	358,000	305,828
Republic Services, Inc., 5.00%, 4/1/34	90,000	89,501
Waste Connections, Inc., 3.20%, 6/1/32	335,000	291,130
Waste Management, Inc., 4.625%, 2/15/33	170,000	166,429
		852,888
Construction and Engineering†
Quanta Services, Inc., 2.35%, 1/15/32	410,000	325,051
Containers and Packaging — 0.1%
Sonoco Products Co., 2.25%, 2/1/27	316,000	282,608
WRKCo, Inc., 3.00%, 9/15/24	201,000	194,517
		477,125
Diversified Consumer Services†
Novant Health, Inc., 3.17%, 11/1/51	245,000	174,442
Pepperdine University, 3.30%, 12/1/59	355,000	243,829
		418,271
Diversified REITs — 0.1%
Essex Portfolio LP, 3.00%, 1/15/30	247,000	212,154
Extra Space Storage LP, 5.50%, 7/1/30	136,000	135,978
Extra Space Storage LP, 2.20%, 10/15/30	120,000	96,519
Federal Realty OP LP, 3.50%, 6/1/30	298,000	261,211
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	200,000	196,452
Invitation Homes Operating Partnership LP, 5.45%, 8/15/30(4)	86,000	85,025

Invitation Homes Operating Partnership LP, 5.50%, 8/15/33(4)	140,000	138,099
		1,125,438
Diversified Telecommunication Services — 0.3%
AT&T, Inc., 5.40%, 2/15/34	320,000	314,941
AT&T, Inc., 4.50%, 5/15/35	357,000	322,277
AT&T, Inc., 4.90%, 8/15/37	286,000	262,899
AT&T, Inc., 4.85%, 3/1/39	200,000	180,818
Ooredoo International Finance Ltd., 2.625%, 4/8/31(3)	550,000	476,544
Sprint Capital Corp., 6.875%, 11/15/28	389,000	412,709
Sprint Capital Corp., 8.75%, 3/15/32	270,000	325,561
Telefonica Emisiones SA, 4.90%, 3/6/48	285,000	236,079
Verizon Communications, Inc., 4.27%, 1/15/36	365,000	326,193
Verizon Communications, Inc., 4.81%, 3/15/39	145,000	133,185
		2,991,206
Electric Utilities — 0.9%
AEP Texas, Inc., 5.40%, 6/1/33	150,000	150,407
Baltimore Gas & Electric Co., 2.25%, 6/15/31	207,000	170,987
Baltimore Gas & Electric Co., 5.40%, 6/1/53	150,000	152,876
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32	340,000	326,709
CenterPoint Energy Houston Electric LLC, 4.95%, 4/1/33	153,000	152,697
Commonwealth Edison Co., 5.30%, 2/1/53	264,000	266,904
Duke Energy Carolinas LLC, 2.55%, 4/15/31	154,000	131,148
Duke Energy Corp., 2.55%, 6/15/31	230,000	190,160
Duke Energy Corp., 5.00%, 8/15/52	230,000	209,297
Duke Energy Florida LLC, 1.75%, 6/15/30	370,000	301,398
Duke Energy Florida LLC, 3.85%, 11/15/42	220,000	178,047
Duke Energy Indiana LLC, 5.40%, 4/1/53	60,000	60,380
Duke Energy Progress LLC, 2.00%, 8/15/31	440,000	354,116
Duke Energy Progress LLC, 4.15%, 12/1/44	335,000	280,400
Duke Energy Progress LLC, 5.35%, 3/15/53	120,000	120,355
Exelon Corp., 5.15%, 3/15/28	203,000	203,364
Florida Power & Light Co., 2.45%, 2/3/32	391,000	328,282
Florida Power & Light Co., 4.125%, 2/1/42	169,000	146,991
Georgia Power Co., 4.95%, 5/17/33	150,000	147,917
MidAmerican Energy Co., 4.40%, 10/15/44	265,000	231,289
MidAmerican Energy Co., 3.15%, 4/15/50	200,000	139,190
NextEra Energy Capital Holdings, Inc., 4.90%, 2/28/28	280,000	277,596
NextEra Energy Capital Holdings, Inc., 5.05%, 2/28/33	170,000	167,058
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53	150,000	143,679
Northern States Power Co., 3.20%, 4/1/52	240,000	169,478
Northern States Power Co., 5.10%, 5/15/53	260,000	254,691
Oncor Electric Delivery Co. LLC, 4.95%, 9/15/52(3)	150,000	143,704
Pacific Gas & Electric Co., 6.40%, 6/15/33	80,000	80,445
Pacific Gas & Electric Co., 4.20%, 6/1/41	155,000	115,337
PECO Energy Co., 4.375%, 8/15/52	340,000	299,259
Public Service Co. of Colorado, 1.875%, 6/15/31	312,000	247,815
Public Service Electric & Gas Co., 3.10%, 3/15/32	228,000	199,481
Public Service Electric & Gas Co., 4.65%, 3/15/33	216,000	211,572
Southern Co., 5.20%, 6/15/33	182,000	180,610
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	330,000	260,093
Union Electric Co., 3.90%, 4/1/52	238,000	193,501
Union Electric Co., 5.45%, 3/15/53	240,000	243,725
Xcel Energy, Inc., 3.40%, 6/1/30	330,000	294,478
Xcel Energy, Inc., 4.60%, 6/1/32	136,000	128,774
		7,854,210

Energy Equipment and Services†
Schlumberger Investment SA, 4.85%, 5/15/33	150,000	148,849
Entertainment†
Warnermedia Holdings, Inc., 3.76%, 3/15/27	178,000	166,690
Warnermedia Holdings, Inc., 5.14%, 3/15/52	165,000	134,207
		300,897
Financial Services — 0.1%
Antares Holdings LP, 2.75%, 1/15/27(3)	256,000	213,704
Deutsche Bank AG, VRN, 1.45%, 4/1/25	315,000	303,018
GE Capital Funding LLC, 4.55%, 5/15/32	360,000	347,708
		864,430
Food Products — 0.3%
JDE Peet's NV, 2.25%, 9/24/31(3)	325,000	251,642
Kraft Heinz Foods Co., 5.00%, 6/4/42	985,000	922,816
Mars, Inc., 4.75%, 4/20/33(3)	490,000	484,281
Mondelez International, Inc., 2.625%, 3/17/27	310,000	285,966
Nestle Holdings, Inc., 4.85%, 3/14/33(3)	310,000	315,420
		2,260,125
Ground Transportation — 0.3%
Ashtead Capital, Inc., 5.50%, 8/11/32(3)	304,000	294,806
Ashtead Capital, Inc., 5.95%, 10/15/33(3)	400,000	399,339
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	300,000	260,560
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	175,000	129,622
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	162,000	162,915
CSX Corp., 4.25%, 3/15/29	280,000	273,120
DAE Funding LLC, 1.55%, 8/1/24(3)	195,000	185,955
Norfolk Southern Corp., 5.35%, 8/1/54(4)	90,000	89,474
Union Pacific Corp., 3.55%, 8/15/39	480,000	398,739
United Rentals North America, Inc., 6.00%, 12/15/29(3)	170,000	169,971
		2,364,501
Health Care Equipment and Supplies — 0.2%
Baxter International, Inc., 1.92%, 2/1/27	220,000	196,537
GE HealthCare Technologies, Inc., 5.65%, 11/15/27	735,000	749,681
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	750,000	710,687
		1,656,905
Health Care Providers and Services — 0.6%
Centene Corp., 2.45%, 7/15/28	560,000	482,891
Centene Corp., 4.625%, 12/15/29	214,000	199,155
Centene Corp., 3.375%, 2/15/30	349,000	300,649
CVS Health Corp., 4.78%, 3/25/38	160,000	147,751
CVS Health Corp., 5.05%, 3/25/48	400,000	365,187
CVS Health Corp., 5.625%, 2/21/53	505,000	496,564
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	133,419
HCA, Inc., 2.375%, 7/15/31	250,000	199,836
HCA, Inc., 5.50%, 6/1/33	307,000	305,791
HCA, Inc., 5.90%, 6/1/53	335,000	329,491
Kaiser Foundation Hospitals, 3.00%, 6/1/51	220,000	152,637
Roche Holdings, Inc., 2.61%, 12/13/51(3)	440,000	293,902
UnitedHealth Group, Inc., 4.50%, 4/15/33	650,000	633,496
UnitedHealth Group, Inc., 5.05%, 4/15/53	540,000	531,539
Universal Health Services, Inc., 1.65%, 9/1/26	377,000	333,479
		4,905,787

Hotels, Restaurants and Leisure — 0.1%
Marriott International, Inc., 3.50%, 10/15/32	212,000	183,638

Starbucks Corp., 4.75%, 2/15/26	405,000	402,204
		585,842
Household Durables†
DR Horton, Inc., 2.50%, 10/15/24	310,000	298,817
Household Products — 0.1%
Clorox Co., 1.80%, 5/15/30	385,000	314,596
Clorox Co., 4.60%, 5/1/32	373,000	364,578
		679,174
Industrial Conglomerates†
Honeywell International, Inc., 4.50%, 1/15/34	305,000	297,873
Insurance — 0.2%
Allstate Corp., 5.25%, 3/30/33	556,000	552,136
Belrose Funding Trust, 2.33%, 8/15/30(3)	358,000	275,106
Five Corners Funding Trust III, 5.79%, 2/15/33(3)	184,000	187,793
MetLife, Inc., 5.375%, 7/15/33	199,000	201,223
Progressive Corp., 4.95%, 6/15/33	270,000	267,715
		1,483,973
Life Sciences Tools and Services†
Danaher Corp., 2.80%, 12/10/51	275,000	186,900
Machinery — 0.1%
John Deere Capital Corp., 4.75%, 1/20/28	419,000	418,193
John Deere Capital Corp., 4.95%, 7/14/28	430,000	433,298
John Deere Capital Corp., 4.85%, 10/11/29	150,000	150,835
John Deere Capital Corp., 4.70%, 6/10/30	283,000	281,649
		1,283,975
Media — 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	290,000	270,867
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	235,000	184,436
Comcast Corp., 3.20%, 7/15/36	320,000	263,326
Comcast Corp., 3.75%, 4/1/40	440,000	368,465
Comcast Corp., 2.94%, 11/1/56	285,000	183,747
Cox Communications, Inc., 3.15%, 8/15/24(3)	96,000	93,222
Cox Communications, Inc., 3.85%, 2/1/25(3)	172,000	166,789
Cox Communications, Inc., 5.70%, 6/15/33(3)	260,000	261,353
Paramount Global, 4.00%, 1/15/26	495,000	475,065
Paramount Global, 4.95%, 1/15/31	120,000	107,501
WPP Finance 2010, 3.75%, 9/19/24	86,000	83,586
		2,458,357
Metals and Mining — 0.1%
Glencore Funding LLC, 2.625%, 9/23/31(3)	440,000	353,384
South32 Treasury Ltd., 4.35%, 4/14/32(3)	285,000	249,438
		602,822
Multi-Utilities — 0.2%
Ameren Corp., 3.50%, 1/15/31	430,000	384,311
Ameren Illinois Co., 4.95%, 6/1/33	170,000	168,830
CenterPoint Energy, Inc., 2.65%, 6/1/31	255,000	212,275
Dominion Energy, Inc., 4.90%, 8/1/41	270,000	243,882
DTE Energy Co., 4.875%, 6/1/28	200,000	197,682
Sempra, 3.25%, 6/15/27	180,000	166,902
Sempra, 5.50%, 8/1/33	400,000	400,305
WEC Energy Group, Inc., 1.375%, 10/15/27	240,000	207,379
		1,981,566
Office REITs†
Alexandria Real Estate Equities, Inc., 4.50%, 7/30/29	40,000	38,010

Oil, Gas and Consumable Fuels — 0.7%

Aker BP ASA, 6.00%, 6/13/33(3)	480,000	482,740
BP Capital Markets America, Inc., 3.06%, 6/17/41	250,000	188,239
Cenovus Energy, Inc., 2.65%, 1/15/32	255,000	206,511
Diamondback Energy, Inc., 6.25%, 3/15/33	320,000	334,457
Enbridge, Inc., 5.70%, 3/8/33	323,000	327,592
Energy Transfer LP, 5.75%, 2/15/33	312,000	316,166
Energy Transfer LP, 4.90%, 3/15/35	270,000	249,764
Energy Transfer LP, 6.125%, 12/15/45	140,000	134,118
Enterprise Products Operating LLC, 4.85%, 3/15/44	237,000	216,640
Equinor ASA, 3.25%, 11/18/49	230,000	169,747
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(3)	854,865	692,056
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	173,000	176,880
Occidental Petroleum Corp., 6.625%, 9/1/30	527,000	553,176
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	35,676
SA Global Sukuk Ltd., 2.69%, 6/17/31(3)	1,000,000	864,467
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	460,000	455,904
Shell International Finance BV, 2.375%, 11/7/29	290,000	254,479
Shell International Finance BV, 4.375%, 5/11/45	180,000	161,903
Western Midstream Operating LP, 6.15%, 4/1/33	195,000	197,950
		6,018,465
Personal Care Products — 0.1%
Kenvue, Inc., 5.10%, 3/22/43(3)	735,000	737,921
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co., 2.55%, 11/13/50	267,000	169,801
Eli Lilly & Co., 4.875%, 2/27/53	255,000	258,185
Merck & Co., Inc., 5.00%, 5/17/53	90,000	90,358
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	420,000	417,385
Pfizer Investment Enterprises Pte. Ltd., 5.11%, 5/19/43	525,000	521,378
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	335,000	344,483
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	675,000	640,835
Viatris, Inc., 4.00%, 6/22/50	91,000	61,560
		2,503,985
Retail REITs — 0.1%
Kimco Realty OP LLC, 4.60%, 2/1/33	520,000	484,265
NNN REIT, Inc., 4.80%, 10/15/48	270,000	225,215
		709,480
Semiconductors and Semiconductor Equipment — 0.1%
Broadcom, Inc., 3.42%, 4/15/33(3)	195,000	163,213
Intel Corp., 5.20%, 2/10/33	420,000	425,055
Intel Corp., 5.70%, 2/10/53	166,000	169,383
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.50%, 5/11/31	495,000	404,656
		1,162,307
Software — 0.1%
Oracle Corp., 3.85%, 7/15/36	153,000	128,559
Oracle Corp., 3.60%, 4/1/40	422,000	325,403
		453,962
Specialized REITs — 0.1%
American Tower Corp., 5.55%, 7/15/33	457,000	457,498
Crown Castle, Inc., 4.15%, 7/1/50	221,000	172,356
Equinix, Inc., 2.90%, 11/18/26	320,000	295,189
Equinix, Inc., 1.80%, 7/15/27	215,000	188,213
Public Storage, 5.10%, 8/1/33	73,000	73,097
		1,186,353

Specialty Retail — 0.2%

AutoZone, Inc., 4.00%, 4/15/30	280,000	260,139
Lowe's Cos., Inc., 2.625%, 4/1/31	605,000	511,576
Lowe's Cos., Inc., 5.625%, 4/15/53	420,000	417,763
O'Reilly Automotive, Inc., 4.70%, 6/15/32	228,000	219,259
		1,408,737
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 3.95%, 8/8/52	545,000	478,139
Dell International LLC / EMC Corp., 8.10%, 7/15/36	111,000	129,308
		607,447
Trading Companies and Distributors†
Aircastle Ltd., 5.25%, 8/11/25(3)	196,000	190,803
Water Utilities†
Essential Utilities, Inc., 2.70%, 4/15/30	380,000	322,721
Wireless Telecommunication Services†
Vodafone Group PLC, 4.375%, 2/19/43	152,000	126,905
Vodafone Group PLC, 4.875%, 6/19/49	189,000	166,180
		293,085
TOTAL CORPORATE BONDS (Cost $85,021,671)		80,027,201
COLLATERALIZED LOAN OBLIGATIONS — 2.0%
ABPCI Direct Lending Fund CLO IV Ltd., Series 2017-2A, Class BR, VRN, 7.52%, (3-month SOFR plus 2.16%), 10/27/33(3)	600,000	572,077
ACREC LLC, Series 2023-FL2, Class A, VRN, 7.48%, (1-month SOFR plus 2.23%), 2/19/38(3)	474,000	473,688
AIMCO CLO Ltd., Series 2019-10A, Class BR, VRN, 7.21%, (3-month SOFR plus 1.86%), 7/22/32(3)	640,000	631,692
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, VRN, 6.44%, (1-month SOFR plus 1.21%), 5/15/36(3)	545,000	537,942
Ares XL CLO Ltd., Series 2016-40A, Class BRR, VRN, 7.37%, (3-month SOFR plus 2.06%), 1/15/29(3)	500,000	493,164
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.81%, (3-month SOFR plus 2.40%), 7/15/31(3)(4)	500,000	500,000
BDS Ltd., Series 2021-FL7, Class C, VRN, 7.04%, (1-month SOFR plus 1.81%), 6/16/36(3)	525,000	499,044
BDS Ltd., Series 2021-FL8, Class A, VRN, 6.26%, (1-month SOFR plus 1.03%), 1/18/36(3)	523,122	517,942
BDS Ltd., Series 2021-FL8, Class C, VRN, 6.89%, (1-month SOFR plus 1.66%), 1/18/36(3)	500,000	478,963
BDS Ltd., Series 2021-FL8, Class D, VRN, 7.24%, (1-month SOFR plus 2.01%), 1/18/36(3)	400,000	379,200
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 6.61%, (3-month SOFR plus 1.28%), 4/20/31(3)	528,069	524,993
BXMT Ltd., Series 2020-FL2, Class C, VRN, 6.99%, (1-month SOFR plus 1.76%), 2/15/38(3)	1,090,000	958,415
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 7.17%, (3-month SOFR plus 1.86%), 7/15/30(3)	350,000	344,827
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.52%, (3-month LIBOR plus 2.20%), 8/14/30(3)	450,000	449,628
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.07%, (3-month SOFR plus 1.76%), 4/15/32(3)	268,912	266,983
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A, VRN, 7.13%, (3-month SOFR plus 1.82%), 7/23/33(3)	800,000	782,961
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class A, VRN, 7.71%, (3-month SOFR plus 2.40%), 1/20/33(3)	700,000	697,813
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 6.97%, (3-month SOFR plus 1.66%), 11/22/33(3)	129,137	128,743
FS Rialto Issuer LLC, Series 2022-FL6, Class A, SEQ, VRN, 7.83%, (1-month SOFR plus 2.58%), 8/17/37(3)	566,000	567,062
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class BR2, VRN, 6.92%, (3-month SOFR plus 1.61%), 1/18/31(3)	200,000	198,502
KKR CLO Ltd., Series 2018, Class BR, VRN, 7.17%, (3-month SOFR plus 1.86%), 7/18/30(3)	575,000	565,275
KKR CLO Ltd., Series 2022A, Class A, VRN, 6.74%, (3-month SOFR plus 1.41%), 7/20/31(3)	450,000	448,667
KREF Ltd., Series 2021-FL2, Class B, VRN, 6.99%, (1-month SOFR plus 1.76%), 2/15/39(3)	800,000	749,052
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.79%, (1-month SOFR plus 1.56%), 10/16/36(3)	1,075,000	1,040,261
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 7.08%, (3-month SOFR plus 1.76%), 7/19/30(3)	700,000	685,448
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, VRN, 6.99%, (3-month SOFR plus 1.66%), 7/20/29(3)	200,000	197,408

Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 7.21%, (3-month SOFR plus 1.90%), 10/15/30(3)	550,000	549,182
PFP Ltd., Series 2021-8, Class C, VRN, 7.12%, (1-month SOFR plus 1.91%), 8/9/37(3)	807,000	766,324
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 8.00%, (1-month SOFR plus 2.75%), 5/19/38(3)	475,500	473,802
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 7.29%, (3-month SOFR plus 1.96%), 1/20/32(3)	650,000	629,457
TCW CLO Ltd., Series 2018-1A, Class BR, VRN, 7.26%, (3-month LIBOR plus 1.65%), 4/25/31(3)	725,000	710,193
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 7.14%, (3-month SOFR plus 1.83%), 10/18/30(3)	525,000	516,514
TSTAT Ltd., Series 2022-1A, Class B, VRN, 8.60%, (3-month SOFR plus 3.27%), 7/20/31(3)	500,000	500,590
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.57%, (3-month SOFR plus 1.24%), 7/20/30(3)	276,582	275,442
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $18,544,489)		18,111,254
ASSET-BACKED SECURITIES — 1.8%
Aaset Trust, Series 2021-2A, Class A, SEQ, 2.80%, 1/15/47(3)	710,866	608,793
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(3)	642,000	553,249
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2II, SEQ, 4.72%, 6/5/49(3)	878,130	814,090
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(3)	714,233	617,333
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(3)	409,609	373,031
Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.46%, 5/11/37(3)	1,448,561	1,189,191
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(3)	1,828,070	1,617,045
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(3)	934,373	852,581
FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, 8/17/38(3)	950,000	823,211
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(3)	500,000	429,379
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(3)	1,150,000	1,009,089
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	318,104	283,948
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(3)	605,763	503,406
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(3)	422,099	348,736
J.G. Wentworth XL LLC, Series 2017-3A, Class B, 5.43%, 2/15/69(3)	83,866	75,297
J.G. Wentworth XLII LLC, Series 2018-2A, Class B, 4.70%, 10/15/77(3)	519,574	445,837
J.G. Wentworth XXXIX LLC, Series 2017-2A, Class B, 5.09%, 9/17/74(3)	155,719	134,156
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class B, 5.43%, 8/15/62(3)	189,807	168,920
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(3)	1,187,477	1,029,376
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(3)	1,310,000	1,092,630
Progress Residential Trust, Series 2021-SFR3, Class C, 2.09%, 5/17/26(3)	500,000	443,333
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(3)	171,674	157,753
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, SEQ, 4.54%, 2/25/44(3)	911,896	899,738
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(3)	593,000	522,235
Taco Bell Funding LLC, Series 2016-1A, Class A23, SEQ, 4.97%, 5/25/46(3)	470,000	453,571
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	147,814	142,293
TOTAL ASSET-BACKED SECURITIES (Cost $17,774,084)		15,588,221
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
Private Sponsor Collateralized Mortgage Obligations — 0.9%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	3,075	2,763
Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 7.91%, (1-month LIBOR plus 2.50%), 7/25/29(3)	400,000	400,110
Bellemeade RE Ltd., Series 2019-3A, Class M1C, VRN, 7.36%, (1-month LIBOR plus 1.95%), 7/25/29(3)	251,429	252,017
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,010	916
CHNGE Mortgage Trust, Series 2022-1, Class A1, SEQ, VRN, 3.01%, 1/25/67(3)	643,877	576,680
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2, SEQ, VRN, 1.38%, 2/25/66(3)	268,134	222,897
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A3, 4.82%, 6/25/67(3)	480,033	457,394
Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, VRN, 4.11%, 5/25/65(3)	525,000	481,917
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 7.77%, (30-day average SOFR plus 2.70%), 10/25/33(3)	431,481	432,362
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(3)	962,807	870,145
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(3)	209,543	173,625

Home RE Ltd., Series 2021-1, Class M1B, VRN, 6.96%, (1-month LIBOR plus 1.55%), 7/25/33(3)	58,083	58,059
Home RE Ltd., Series 2022-1, Class M1A, VRN, 7.92%, (30-day average SOFR plus 2.85%), 10/25/34(3)	425,000	428,215
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.45%, 1/25/47(3)	119,690	106,203
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(3)	176,570	155,438
MFA Trust, Series 2021-INV2, Class A3, SEQ, VRN, 2.26%, 11/25/56(3)	694,565	585,783
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, VRN, 6.16%, (1-month LIBOR plus 0.75%), 5/25/55(3)	650,000	646,731
OBX Trust, Series 2023-NQM6, Class A1, 6.52%, 7/25/63(3)	275,000	274,997
PRMI Securitization Trust, Series 2021-1, Class A5, VRN, 2.50%, 4/25/51(3)	827,035	644,934
Sofi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(3)	37,898	33,665
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(3)	446,000	397,701
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(3)	209,036	181,297
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(3)	239,039	207,413
Verus Securitization Trust, Series 2023-INV2, Class A2, 6.93%, 8/25/68(3)	496,000	495,997
		8,087,259
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2020-DNA5, Class M2, VRN, 7.87%, (30-day average SOFR plus 2.80%), 10/25/50(3)	235,505	238,960
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.07%, (30-day average SOFR plus 2.00%), 6/25/43(3)	236,804	238,587
FNMA, Series 2013-C01, Class M2, VRN, 10.43%, (30-day average SOFR plus 5.36%), 10/25/23	409,084	413,073
FNMA, Series 2014-C02, Class 2M2, VRN, 7.78%, (30-day average SOFR plus 2.71%), 5/25/24	105,126	105,934
FNMA, Series 2017-C03, Class 1M2C, VRN, 8.18%, (30-day average SOFR plus 3.11%), 10/25/29	110,000	112,319
		1,108,873
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,914,317)		9,196,132
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	295,000	341,472
California State University Rev., 2.98%, 11/1/51	500,000	345,257
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	275,000	221,960
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	660,000	535,951
Houston GO, 3.96%, 3/1/47	120,000	104,300
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	570,000	428,140
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	133,088
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	200,000	247,121
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	114,414
New York City GO, 6.27%, 12/1/37	95,000	105,438
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	330,000	236,398
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	49,659
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	245,000	168,904
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	300,000	314,122
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	210,000	227,886
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	105,000	111,096
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	115,000	118,700
State of California GO, 4.60%, 4/1/38	180,000	170,346
State of California GO, 7.55%, 4/1/39	100,000	124,608
State of California GO, 7.30%, 10/1/39	160,000	191,258
State of California GO, 7.60%, 11/1/40	80,000	100,462
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41	185,000	187,685
University of California Rev., 3.07%, 5/15/51	180,000	123,795
TOTAL MUNICIPAL SECURITIES (Cost $5,300,271)		4,702,060
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FHLMC, 6.25%, 7/15/32	700,000	810,138
FNMA, 0.75%, 10/8/27	2,000,000	1,735,527

FNMA, 0.875%, 8/5/30		1,200,000	961,380
FNMA, 6.625%, 11/15/30		400,000	460,357
Tennessee Valley Authority, 1.50%, 9/15/31		300,000	241,214
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $4,561,841)			4,208,616
EXCHANGE-TRADED FUNDS — 0.4%
SPDR S&P 500 ETF Trust (Cost $3,237,188)		7,205	3,298,377
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Chile†
Chile Government International Bond, 3.625%, 10/30/42		100,000	80,194
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 5/15/35(5)	EUR	1,700,000	1,391,893
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27		$600,000	587,496
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		170,000	173,737
Philippines†
Philippine Government International Bond, 6.375%, 10/23/34		150,000	167,061
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		120,000	108,985
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,555,847)			2,509,366
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(3)		537,839	441,715
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(3)		355,000	283,049
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 7.74%, (1-month SOFR plus 2.51%), 9/15/36(3)		600,000	564,139
ELP Commercial Mortgage Trust, Series 2021-ELP, Class E, VRN, 7.45%, (1-month SOFR plus 2.23%), 11/15/38(3)		577,000	556,641
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,104,759)			1,845,544
BANK LOAN OBLIGATIONS(6)†
Pharmaceuticals†
Horizon Therapeutics USA, Inc., 2021 Term Loan B2, 7.16%, (1-month SOFR plus 1.75%), 3/15/28 (Cost $342,941)		343,043	342,970
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class		7,294,842	7,294,842
Treasury Bills(7) — 0.6%
U.S. Treasury Bills, 5.31%, 7/11/24		5,000,000	4,755,617
TOTAL SHORT-TERM INVESTMENTS (Cost $12,053,246)			12,050,459
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $765,359,016)			890,823,968
OTHER ASSETS AND LIABILITIES — (0.4)%			(3,264,593)
TOTAL NET ASSETS — 100.0%			$887,559,375

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	21,148	USD	23,296	Morgan Stanley	9/15/23	$6
EUR	129,888	USD	143,076	Bank of America N.A.	9/29/23	141
EUR	91,739	USD	103,238	Bank of America N.A.	9/29/23	(2,084)
EUR	202,553	USD	225,952	Morgan Stanley	9/29/23	(2,614)
EUR	145,062	USD	160,782	Morgan Stanley	9/29/23	(834)
USD	1,340,743	EUR	1,240,012	Goldman Sachs & Co.	9/15/23	(25,555)
USD	41,614	EUR	36,998	JPMorgan Chase Bank N.A.	9/15/23	847
USD	824,185	EUR	751,187	Bank of America N.A.	9/29/23	(4,087)
USD	1,598,490	EUR	1,458,263	JPMorgan Chase Bank N.A.	9/29/23	(9,416)
USD	118,796	EUR	105,364	JPMorgan Chase Bank N.A.	9/29/23	2,620
USD	112,127	EUR	99,460	JPMorgan Chase Bank N.A.	9/29/23	2,461
USD	824,246	EUR	751,187	Morgan Stanley	9/29/23	(4,026)
USD	82,133	EUR	74,936	Morgan Stanley	9/29/23	(492)
USD	178,018	EUR	160,955	Morgan Stanley	9/29/23	546
						$(42,487)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	81	September 2023	$16,445,531	$(25,391)
U.S. Treasury 5-Year Notes	67	September 2023	7,156,961	(2,396)
U.S. Treasury 10-Year Notes	101	September 2023	11,252,031	(82,500)
U.S. Treasury 10-Year Ultra Notes	87	September 2023	10,177,641	(130,591)
U.S. Treasury Long Bonds	42	September 2023	5,226,375	(120,211)
U.S. Treasury Ultra Bonds	1	September 2023	132,219	(3,747)
			$50,390,758	$(364,836)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 40	Buy	(1.00)%	6/20/28	$16,600,000	$(184,994)	$(101,376)	$(286,370)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$1,450,000	$97	$6,220	$6,317
CPURNSA	Receive	2.97%	10/14/23	$2,150,000	102	8,739	8,841
CPURNSA	Receive	2.97%	10/14/23	$2,150,000	102	8,738	8,840
					$301	$23,697	$23,998

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,299,315.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $54,564,991, which represented 6.1% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$541,696,928	$6,799,609	—
U.S. Treasury Securities	—	105,590,688	—
U.S. Government Agency Mortgage-Backed Securities	—	84,856,543	—
Corporate Bonds	—	80,027,201	—
Collateralized Loan Obligations	—	18,111,254	—
Asset-Backed Securities	—	15,588,221	—
Collateralized Mortgage Obligations	—	9,196,132	—
Municipal Securities	—	4,702,060	—
U.S. Government Agency Securities	—	4,208,616	—
Exchange-Traded Funds	3,298,377	—	—
Sovereign Governments and Agencies	—	2,509,366	—
Commercial Mortgage-Backed Securities	—	1,845,544	—
Bank Loan Obligations	—	342,970	—
Short-Term Investments	7,294,842	4,755,617	—
	$552,290,147	$338,533,821	—
Other Financial Instruments
Swap Agreements	—	$23,998	—
Forward Foreign Currency Exchange Contracts	—	6,621	—
	—	$30,619	—
Liabilities
Other Financial Instruments
Futures Contracts	$364,836	—	—
Swap Agreements	—	$286,370	—
Forward Foreign Currency Exchange Contracts	—	49,108	—
	$364,836	$335,478	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.